Capital Lease (Details 1) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Year ended December 31,
2018	¥ 143,236	$ 22,015
2019	43,667	6,711
2020	42,402	6,517
2021	39,336	6,046
2022	34,101	5,241
Thereafter	89,770	13,798
Total minimum lease payments	392,512	60,328
Less: Amount representing interest	53,819	8,272
Present value of net minimum lease payments	338,693	52,056
Current portion	109,478	16,826
Non-current portion	¥ 229,215	$ 35,230